Breakdown of Expenses by Nature - Schedule of Breakdown of Cost of Revenue, Selling, General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Breakdown of Cost of Revenue, Selling, General and Administrative Expenses [Abstract]
Changes in inventories of merchandised goods	$ 2,534,834	$ 4,513,873
Storage cost	426,780	530,012
Transportation cost	2,053,718	2,619,599
Consumption of packing material	417,266	514,714
Depreciation and amortization	42,412	30,153
Labor cost	1,051,962	1,318,041
Outsourcing expenses	215,944	328,755
Others	188,077	211,559
Total cost of revenue, selling, general and administrative expenses	$ 6,930,993	$ 10,066,706